Nationwide Life Insurance Company of America:
o        Nationwide Provident VLI Separate Account - 1


Nationwide Life and Annuity Company of America:
o        Nationwide Provident VLI Separate Account - A

                   Prospectus supplement dated March 29, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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ON DECEMBER 10, 2004, SHAREHOLDERS OF THE STRONG FUNDS APPROVED THE
REORGANIZATION AND SUBSEQUENT TRANSFER OF ASSETS TO CORRESPONDING WELLS FARGO FUNDS. DUE TO THIS REORGANIZATION, THE FOLLOWING CHANGES IMPACT YOUR PROSPECTUS, EFFECTIVE APRIL 8, 2005:

1. The Strong Opportunity Fund II, Inc. will change its name, investment adviser and sub-adviser as follows:

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT
(FORMERLY, STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS)
This Portfolio is only available in Policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

2. The Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc. is added as an investment option under the policy.

3.   The Strong Variable Insurance Funds, Inc. - Strong Mid Cap Growth Fund II:
     Investor Class will merge with the Strong Variable Insurance Funds - Strong Discovery Fund II, Inc.. The Strong Discovery Fund II, Inc. will then change its name, investment adviser and sub-adviser as follows:

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE DISCOVERY FUND VT (FORMERLY, STRONG VARIABLE INSURANCE
FUNDS, INC. - STRONG DISCOVERY FUND II, INC.)
This Portfolio is only available in Policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------